Shareholder’s Equity - Schedule of Key Inputs Used to Estimate the Fair Value of Share Options (Details) - $ / shares		1 Months Ended
		Jun. 30, 2025	Jan. 31, 2022		Jun. 30, 2021
Black-Scholes option pricing model [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Risk-free interest rate					0.87%
Option life					6 years 3 months
Expected volatility					64.75%
Expected dividend yield					0.00%
Fair value of the ordinary shares on the date of option grant (in Dollars per share)	[1]				$ 0.14
Binomial option pricing model [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Risk-free interest rate		4.23%
Option life		10 years	10 years
Expected volatility		65.34%
Expected dividend yield		0.00%	0.00%
Exercise price (in Dollars per share)		$ 17.4	$ 0.84	[1]
Expected early exercise multiple (in Dollars per share)		2.8	2.8
Fair value of the ordinary shares on the date of option grant (in Dollars per share)		$ 17.4	$ 0.84	[1]
Binomial option pricing model [Member] | Minimum [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Risk-free interest rate			1.53%
Expected volatility			88.68%
Binomial option pricing model [Member] | Maximum [Member]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options [Line Items]
Risk-free interest rate			1.589%
Expected volatility			94.17%

[1]	These have been restated for the 38-for-1 forward stock split.